Business Acquisitions - Summary of Preliminary Value Allocated to Purchase Price (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 13, 2019
Disclosure Of Business Combinations [Line Items]
Contingent consideration		$ 2,300
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Issuance of common shares		2,601
Contingent consideration		2,279
Total Purchase Price	$ 4,880	$ 4,880